Investment in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Joint Ventures

7. INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
Grocery Retail Partners I and II—In November 2018, through our direct and indirect subsidiaries, we entered into a joint venture with Northwestern Mutual, pursuant to which we contributed 14 and sold three grocery-anchored shopping centers with a fair value of approximately $359 million to the new joint venture, GRP I, in exchange for a 15% ownership interest in GRP I. Northwestern Mutual acquired an 85% ownership interest in GRP I by contributing cash of $167.1 million. The joint venture is set to expire ten years after the date of the agreement, unless otherwise extended by the members. As a part of the transaction, GRP I distributed or paid cash of $161.8 million to us as well as assumed an existing portfolio mortgage loan of $175 million with a fair value of $165 million to which we are the non-recourse carveout guarantor and environmental indemnitor (see Note 16 for more detail). We recognized a gain of $92.5 million on the transaction which is recorded as Gain on Sale or Contribution of Property, Net on the consolidated statements of operations.
In connection with the merger with REIT III, we assumed a 10% equity interest in GRP II with a fair value of $5.4 million at acquisition. GRP II was initially formed in November 2018 pursuant to the terms of a joint venture agreement between REIT III and Northwestern Mutual and was set to expire ten years after the date of the joint venture contribution agreement unless otherwise extended by the members.
In October 2020, GRP I acquired GRP II. As a part of the transaction, the carrying amount of our investment in GRP II was contributed to GRP I as consideration for an additional interest in GRP I. Our ownership interest in GRP I upon consummation of the transaction was adjusted to approximately 14% as a result of the acquisition.
Necessity Retail Partners—In connection with the Merger, we assumed a 20% equity interest in NRP. NRP was initially formed in March 2016 pursuant to the terms of a joint venture agreement between REIT II and an affiliate of TPG Real Estate and is set to expire seven years after the date of the joint venture contribution agreement unless otherwise extended by the members. This joint venture agreement required a contribution of up to $50 million to the joint venture. Of the maximum $50 million contribution, approximately $17.5 million was previously contributed by REIT II prior to the Merger. We are in the process of disposing and liquidating the assets of this joint venture as a result the planned expiration.
Subsequent to December 31, 2020, the NRP joint venture sold two properties.
The following table summarizes balances on the consolidated balance sheets related to our unconsolidated joint ventures as of December 31, 2020 and 2019 (dollars in thousands):

	2020				2019
Joint Venture	Ownership Percentage	Number of Shopping Centers	Investment Balance	Unamortized Basis Difference	Ownership Percentage	Number of Shopping Centers	Investment Balance	Unamortized Basis Difference
NRP	20%	5	$6,304	$1,381	20%	8	$10,183	$3,189
GRP I	14%	20	31,062	—	15%	17	27,356	—
GRP II	N/A	N/A	N/A	N/A	10%	3	5,315	879
The following table summarizes the activity on the consolidated statements of operations related to our unconsolidated joint ventures as of December 31, 2020, 2019, and 2018 (in thousands):

	2020	2019	2018
Distributions to PECO After Formation or Assumption
NRP	$4,192	$7,167	$200
GRP I	1,047	2,025	—
GRP II	177	40	N/A

Gain (Loss) from Unconsolidated Joint Ventures
NRP	$2,119	$3,989	$(73)
GRP I	(309)	(72)	(35)
GRP II	42	6	N/A

Amortization and Write-Off of Basis Differences
NRP	$1,808	$2,837	$177
GRP II(1)	879	17	N/A
(1)As part of the merger between GRP I and GRP II, the total remaining value of our GRP II investment of $5.1 million was contributed to GRP I, and the result of this transaction was an increase in our GRP I investment of $5.1 million.